July 7, 2017	Chicago New York Washington, DC London San Francisco Los Angeles Singapore vedderprice.com Renee M. Hardt Shareholder +1 312 609 7616 rhardt@vedderprice.com

Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549

Re:	The Oberweis Funds (the “Registrant”); File No. 811-04854

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of voting shares of beneficial interest in connection with the reorganization of Cozad Small Cap Value Fund, a series of Northern Lights Fund Trust III, into Oberweis Small-Cap Value Fund, a newly formed series of the Registrant.

Please contact Renee M. Hardt at (312) 609-7616 if you have questions or comments regarding the filing.

Very truly yours, /s/ Renee M. Hardt Renee M. Hardt

RMH/ser

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